Investment Properties - Summary of Investment Properties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about investment property [Line Items]
Beginning balance	$ 9,805
Depreciation expense	(45)		$ (45)	$ (44)
Impairment loss	0	$ 0	0	(9)
Reversal of impairment loss	139			107
Ending balance	12,302	$ 375	9,805
Gross carrying amount [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	11,162		10,780	10,663
Additions	4		54	18
Reclassification	2,427		328	99
Ending balance	13,593		11,162	10,780
Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about investment property [Line Items]
Beginning balance	(1,357)		(976)	(1,000)
Depreciation expense	(45)		(45)	(44)
Impairment loss			(336)	(9)
Reversal of impairment loss	139			107
Reclassification	(28)			(39)
Ending balance	(1,291)		(1,357)	(976)
Beginning balance, net	9,805		9,804
Ending balance, net	$ 12,302		$ 9,805	$ 9,804